Management Of Financial Risks And Financial Instruments - Additional Information (Detail) £ in Thousands, R$ in Thousands, $ in Thousands		9 Months Ended		12 Months Ended
	Aug. 31, 2018 BRL (R$)	Sep. 30, 2020 BRL (R$)	Sep. 30, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Management of Financial Risks and Financial Instruments [Line Items]
Repayment of debt | R$	R$ 778,481	R$ 130,798	R$ 101,047	R$ 123,332	R$ 689,634
XP Holding International [Member]
Management of Financial Risks and Financial Instruments [Line Items]
Foreign currency risk						$ 43,323		$ 37,671
XP Advisors Inc [Member]
Management of Financial Risks and Financial Instruments [Line Items]
Foreign currency risk						$ 744
XP Holding UK Ltd [member]
Management of Financial Risks and Financial Instruments [Line Items]
Foreign currency risk							£ 3,059	$ 313	£ 4,337